Post-retirement benefits - Post-retirement benefits other than pensions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) person	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Post-retirement benefits
Cost of post-retirement benefits	$ 304	$ 352
Market value of plan assets	9,922	9,116
Plan liabilities	$ 12,505	11,302
Post-retirement defined benefits other than pensions
Post-retirement benefits
Retired employees and covered dependants that currently benefit | person	3,338
Current employees that will be eligible on their retirement | person	2,833
Cost of post-retirement benefits	$ 14	$ 17	$ 23
Market value of plan assets	290
Plan liabilities	$ 279